CASH FLOWS (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2018
Accumulated deficit	$ 38,694,879	$ 46,676,024	$ 30,077,314
Net offering cost of revenue	10,450,900
Expected warrant exercises	$ 1,180,486